CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Operating activities:
Net income	$ 2,348	$ 876
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,139	1,206
Net change in operating assets and liabilities	(217)	609
Deferred income taxes - net and uncertain tax positions	(223)	(666)
Impairment of long lived assets	208	195
Stock-based compensation	61	42
Other items	29	138
Loss from sale of long lived assets and investments	30	21
Net cash provided by operating activities	3,375	2,421
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	(363)	(39)
Purchase of property, plant and equipment	(629)	(717)
Purchase of investments and other assets	(242)	(157)
Proceeds from sales of long lived assets and investments	157	173
Other investing activities	(26)	(91)
Net cash used in investing activities	(1,103)	(831)
Financing activities:
Purchases of treasury shares	0	(497)
Net change in short-term debt	(372)	0
Dividends paid	(884)	(813)
Proceeds from exercise of options by employees	290	29
Proceeds from long-term loans and other long-term liabilities	0	2
Repayment of long-term loans and other long-term liabilities	(797)	(2,005)
Other financing activities	(19)	20
Net cash used in financing activities	(1,782)	(3,264)
Translation adjustment on cash and cash equivalents	(55)	(57)
Net change in cash and cash equivalents	435	(1,731)
Balance of cash and cash equivalents at beginning of period	1,038	2,879
Balance of cash and cash equivalents at end of period	$ 1,473	$ 1,148